Derivative Instruments - Customer-Related Derivative Positions (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Derivative [Line Items]
Notional Value	$ 1,400,000
Customer-related positions
Derivative [Line Items]
Notional Value	1,353,721	$ 1,181,606
Fair Value, Assets	6,672	6,162
Fair Value, Liabilities	6,570	7,939
Customer-related positions | Interest rate contracts | Receive fixed/pay floating swaps
Derivative [Line Items]
Notional Value	459,357	413,841
Fair Value, Assets	1,326	462
Fair Value, Liabilities	2,134	4,485
Customer-related positions | Interest rate contracts | Pay fixed/receive floating swaps
Derivative [Line Items]
Notional Value	386,099	363,837
Fair Value, Assets	1,142	2,342
Fair Value, Liabilities	449	153
Customer-related positions | Interest rate contracts | Other
Derivative [Line Items]
Notional Value	66,014	72,503
Fair Value, Assets	19	17
Fair Value, Liabilities	33	34
Customer-related positions | Interest rate contracts | Options | Buy/ Purchased
Derivative [Line Items]
Notional Value	148,778	96,238
Fair Value, Assets	222	414
Fair Value, Liabilities	8	2
Customer-related positions | Interest rate contracts | Options | Sell/ Written
Derivative [Line Items]
Notional Value	106,749	90,572
Fair Value, Assets	24	12
Fair Value, Liabilities	291	574
Customer-related positions | Interest rate contracts | Futures | Buy/ Purchased
Derivative [Line Items]
Notional Value	3,974	0
Fair Value, Assets	0	0
Fair Value, Liabilities	0	0
Customer-related positions | Interest rate contracts | Futures | Sell/ Written
Derivative [Line Items]
Notional Value	527	0
Fair Value, Assets	0	0
Fair Value, Liabilities	0	0
Customer-related positions | Foreign exchange rate contracts | Forwards, spots and swaps
Derivative [Line Items]
Notional Value	137,555	113,718
Fair Value, Assets	2,688	2,441
Fair Value, Liabilities	2,575	2,232
Customer-related positions | Options | Buy/ Purchased
Derivative [Line Items]
Notional Value	1,101	497
Fair Value, Assets	20	14
Fair Value, Liabilities	2	0
Customer-related positions | Options | Sell/ Written
Derivative [Line Items]
Notional Value	1,101	497
Fair Value, Assets	4	0
Fair Value, Liabilities	19	14
Customer-related positions | Commodity contracts | Futures | Buy/ Purchased
Derivative [Line Items]
Notional Value	0	1
Fair Value, Assets	0	0
Fair Value, Liabilities	0	0
Customer-related positions | Commodity contracts | Futures | Sell/ Written
Derivative [Line Items]
Notional Value	631	166
Fair Value, Assets	138	25
Fair Value, Liabilities	71	27
Customer-related positions | Commodity contracts | Swaps
Derivative [Line Items]
Notional Value	18,068	8,224
Fair Value, Assets	810	199
Fair Value, Liabilities	705	180
Customer-related positions | Commodity Option | Buy/ Purchased
Derivative [Line Items]
Notional Value	4,545	3,921
Fair Value, Assets	278	233
Fair Value, Liabilities	2	2
Customer-related positions | Commodity Option | Sell/ Written
Derivative [Line Items]
Notional Value	4,539	3,921
Fair Value, Assets	1	3
Fair Value, Liabilities	278	233
Customer-related positions | Credit contracts
Derivative [Line Items]
Notional Value	14,683	13,670
Fair Value, Assets	0	0
Fair Value, Liabilities	$ 3	$ 3